Accounts Receivable	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Accounts Receivable
26.	ACCOUNTS RECEIVABLE

	2017	2018
Accounts receivable	19,174	21,142
Less: Credit loss allowance	(5,210)	(6,709)

	13,964	14,433

The gross carrying amount of accounts receivable from contracts with customers amounted to RMB21,053 million as of December 31, 2018.

The aging analysis of accounts receivable, based on the billing date and net of credit loss allowance, is as follows:

	2017	2018
Within one month	7,184	8,158
More than one month to three months	2,763	2,285
More than three months to one year	2,737	2,843
More than one year	1,280	1,147

	13,964	14,433

The normal credit period granted by the Group to individual subscribers and general corporate customers is thirty days from the date of billing unless they meet certain specified credit assessment criteria. For major corporate customers, the credit period granted by the Group is based on the service contract terms, normally not exceeding one year.

There is no significant concentration of credit risk with respect to customers receivables, as the Group has a large number of customers.

The Group measures loss allowances for account receivables at an amount equal to lifetime ECLs, which is calculated using a provision matrix. As the Group’s historical credit loss experience indicate that there are different loss patterns for different customer types, the loss allowance based on past due status is distinguished between the Group’s different customer types.

The following table provides information about the Group’s exposure to credit risk and ECLs for account receivables as of December 31,2018:

For individual subscribers and general corporate customers

	Expected loss rate %	Gross carrying amount	Loss allowance
Current (not past due)	7%	3,202	(212)
1 - 90 days past due	50%	1,395	(702)
91 - 180 days past due	90%	862	(776)
More than 180 days past due	100%	2,188	(2,188)

		7,647	(3,878)

For major corporate customers

	Expected loss rate %	Gross carrying amount	Loss allowance
Current (not past due)	4%	7,539	(286)
Within 1 year past due	13%	3,141	(404)
1 - 2 years past due	47%	1,063	(500)
2 - 3 years past due	88%	549	(485)
More than 3 years past due	96%	1,203	(1,156)

		13,495	(2,831)

Expected loss rates are based on actual loss experience over past years. These rates are adjusted to reflect differences between economic conditions during the period over which the historic data has been collected, current conditions and the Group’s view of economic conditions over the expected lives of the receivables.

Comparative information under IFRS 9 (2010)

Prior to January 1, 2018, an impairment loss was recognized only when there was objective evidence of impairment. The Group makes a full or partial allowance against those accounts receivable based on its past experience, historical collection patterns, subscribers’ creditworthiness and collection trends.

As of December 31, 2017, accounts receivable of approximately RMB10,284 million were neither past due nor impaired.

Accounts receivable of approximately RMB1,314 million were past due but not impaired. The aging analysis of these receivables is as follows:

2017
More than one month to three months	926
More than three months to one year	105
More than one year	283

1,314

The movement in the credit loss allowance in respect of accounts receivable during the year, is as follows:

	2016	2017	2018
Balance, beginning of year	4,910	5,466	5,210
Impact on initial application of IFRS 9 (2014) (Note2.2(c) (ii))	—	—	1,118
Allowance for the year	3,999	3,325	3,300
Written-off during the year	(3,443)	(3,581)	(2,919)

Balance, end of year	5,466	5,210	6,709

The creation and release of allowance for impaired receivables have been recognized in the consolidated statements of income. Amounts charged to the allowance account are generally written-off when there is reliable evidence to indicate no expectation of recovering the receivable.

The maximum exposure to credit risk as of the statements of financial position date is the carrying value of accounts receivable mentioned above. The Group does not hold any collateral as security.